                                                                                                                                                                September 29, 2017

Dreyfus International Funds, Inc.

- Dreyfus Emerging Markets Fund

(Class T Shares)

Supplement to Statutory Prospectus dated September 29, 2017

The fund’s Class T shares are not currently offered.

4062S0917